TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR	12 Months Ended
Dec. 31, 2018
TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR
TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR

3.   TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR

The consolidated financial statements are stated in Indonesian rupiah. The translation of the Indonesian rupiah amounts into U.S. dollar amounts are included solely for the convenience of the readers and has been made using the average of the market buy and sell rates of Rp14,380 to US$1 as published by Reuters on December 31, 2018. The convenience translation should not be construed as representations that the Indonesian rupiah amounts have been, could have been, or could in the future be, converted into U.S. dollar at this or any other rate of exchange.